STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
Income
Interest income	$ 47,997		$ 102,062
Miscellaneous	923,483		804,306
Revenues	971,480		906,368
Share of income (losses) from operating limited partnerships	7,643,945	[1]	6,320,307	[1]
Expenses and loss
Fund management fee	4,069,465		4,523,004
Amortization	446,669		633,807
General and administrative expenses	644,311		578,018
Professional fees	649,668		845,782
Impairment loss	7,116,275		9,932,388
Operating expenses	12,926,388		16,512,999
NET INCOME (LOSS)	(4,310,963)		(9,286,324)
Net income (loss) allocated to general partner	(43,109)		(92,862)
Net income (loss) allocated to limited partners	(4,267,854)		(9,193,462)
Net income (loss) per BAC (in dollars per unit)	$ (0.05)		$ (0.11)
Series Twenty [Member]
Income
Interest income	701		697
Miscellaneous	689		3,125
Revenues	1,390		3,822
Share of income (losses) from operating limited partnerships	722,000	[2]	6,402	[2]
Expenses and loss
Fund management fee	77,349		95,105
Amortization	0		0
General and administrative expenses	21,816		25,093
Professional fees	17,834		22,063
Impairment loss	0		0
Operating expenses	116,999		142,261
NET INCOME (LOSS)	606,391		(132,037)
Net income (loss) allocated to general partner	6,064		(1,320)
Net income (loss) allocated to limited partners	600,327		(130,717)
Net income (loss) per BAC (in dollars per unit)	$ 0.16		$ (0.03)
Series Twenty One [Member]
Income
Interest income	326		535
Miscellaneous	7,372		3,559
Revenues	7,698		4,094
Share of income (losses) from operating limited partnerships	79,000	[3]	0	[3]
Expenses and loss
Fund management fee	55,254		64,029
Amortization	0		0
General and administrative expenses	14,201		17,140
Professional fees	14,174		17,577
Impairment loss	0		0
Operating expenses	83,629		98,746
NET INCOME (LOSS)	3,069		(94,652)
Net income (loss) allocated to general partner	31		(947)
Net income (loss) allocated to limited partners	3,038		(93,705)
Net income (loss) per BAC (in dollars per unit)	$ 0		$ 0
Series Twenty Two [Member]
Income
Interest income	309		561
Miscellaneous	5,683		5,683
Revenues	5,992		6,244
Share of income (losses) from operating limited partnerships	0	[4]	318,670	[4]
Expenses and loss
Fund management fee	59,070		104,481
Amortization	0		0
General and administrative expenses	17,461		22,085
Professional fees	27,939		24,638
Impairment loss	0		0
Operating expenses	104,470		151,204
NET INCOME (LOSS)	(98,478)		173,710
Net income (loss) allocated to general partner	(985)		1,737
Net income (loss) allocated to limited partners	(97,493)		171,973
Net income (loss) per BAC (in dollars per unit)	$ (0.04)		$ 0
Series Twenty Three [Member]
Income
Interest income	265		349
Miscellaneous	0		68,066
Revenues	265		68,415
Share of income (losses) from operating limited partnerships	0	[5]	82,930	[5]
Expenses and loss
Fund management fee	84,219		98,414
Amortization	0		0
General and administrative expenses	20,445		23,856
Professional fees	21,064		21,395
Impairment loss	0		0
Operating expenses	125,728		143,665
NET INCOME (LOSS)	(125,463)		7,680
Net income (loss) allocated to general partner	(1,255)		77
Net income (loss) allocated to limited partners	(124,208)		7,603
Net income (loss) per BAC (in dollars per unit)	$ (0.04)		$ 0
Series Twenty Four [Member]
Income
Interest income	1,625		1,025
Miscellaneous	14,568		19,253
Revenues	16,193		20,278
Share of income (losses) from operating limited partnerships	1,630,062	[6]	1,793,701	[6]
Expenses and loss
Fund management fee	(19,566)		104,844
Amortization	0		0
General and administrative expenses	16,697		19,400
Professional fees	23,429		23,867
Impairment loss	0		0
Operating expenses	20,560		148,111
NET INCOME (LOSS)	1,625,695		1,665,868
Net income (loss) allocated to general partner	16,257		16,659
Net income (loss) allocated to limited partners	1,609,438		1,649,209
Net income (loss) per BAC (in dollars per unit)	$ 0.74		$ 0
Series Twenty Five [Member]
Income
Interest income	5,136		1,490
Miscellaneous	13,092		25,450
Revenues	18,228		26,940
Share of income (losses) from operating limited partnerships	0	[7]	3,096,620	[7]
Expenses and loss
Fund management fee	37,896		32,033
Amortization	0		0
General and administrative expenses	19,704		21,601
Professional fees	20,307		21,867
Impairment loss	0		0
Operating expenses	77,907		75,501
NET INCOME (LOSS)	(59,679)		3,048,059
Net income (loss) allocated to general partner	(597)		30,481
Net income (loss) allocated to limited partners	(59,082)		3,017,578
Net income (loss) per BAC (in dollars per unit)	$ (0.02)		$ 1.00
Series Twenty Six [Member]
Income
Interest income	2,062		1,346
Miscellaneous	19,909		41,069
Revenues	21,971		42,415
Share of income (losses) from operating limited partnerships	2,801,657	[8]	2,007,273	[8]
Expenses and loss
Fund management fee	20,694		205,800
Amortization	0		0
General and administrative expenses	25,174		28,005
Professional fees	40,997		37,510
Impairment loss	0		0
Operating expenses	86,865		271,315
NET INCOME (LOSS)	2,736,763		1,778,373
Net income (loss) allocated to general partner	27,368		17,784
Net income (loss) allocated to limited partners	2,709,395		1,760,589
Net income (loss) per BAC (in dollars per unit)	$ 0.68		$ 0.44
Series Twenty Seven [Member]
Income
Interest income	1,996		797
Miscellaneous	49,915		64,656
Revenues	51,911		65,453
Share of income (losses) from operating limited partnerships	2,508,394	[9]	582,228	[9]
Expenses and loss
Fund management fee	126,621		126,174
Amortization	0		65,391
General and administrative expenses	17,208		19,132
Professional fees	30,802		20,560
Impairment loss	0		0
Operating expenses	174,631		231,257
NET INCOME (LOSS)	2,385,674		416,424
Net income (loss) allocated to general partner	23,857		4,164
Net income (loss) allocated to limited partners	2,361,817		412,260
Net income (loss) per BAC (in dollars per unit)	$ 0.96		$ 0.17
Series Twenty Eight [Member]
Income
Interest income	1,648		1,121
Miscellaneous	256,704		299,127
Revenues	258,352		300,248
Share of income (losses) from operating limited partnerships	939,495	[10]	53,550	[10]
Expenses and loss
Fund management fee	156,842		157,026
Amortization	0		0
General and administrative expenses	21,422		24,006
Professional fees	27,279		27,245
Impairment loss	0		0
Operating expenses	205,543		208,277
NET INCOME (LOSS)	992,304		145,521
Net income (loss) allocated to general partner	9,923		1,455
Net income (loss) allocated to limited partners	982,381		144,066
Net income (loss) per BAC (in dollars per unit)	$ 0.25		$ 0.04
Series Twenty Nine [Member]
Income
Interest income	386		503
Miscellaneous	18,977		5,900
Revenues	19,363		6,403
Share of income (losses) from operating limited partnerships	344,656	[11]	0	[11]
Expenses and loss
Fund management fee	247,888		272,387
Amortization	0		0
General and administrative expenses	21,831		25,811
Professional fees	26,121		154,196
Impairment loss	0		0
Operating expenses	295,840		452,394
NET INCOME (LOSS)	68,179		(445,991)
Net income (loss) allocated to general partner	682		(4,460)
Net income (loss) allocated to limited partners	67,497		(441,531)
Net income (loss) per BAC (in dollars per unit)	$ 0.02		$ (0.11)
Series Thirty [Member]
Income
Interest income	682		868
Miscellaneous	2,052		4,365
Revenues	2,734		5,233
Share of income (losses) from operating limited partnerships	0	[12]	67,243	[12]
Expenses and loss
Fund management fee	135,287		129,592
Amortization	0		0
General and administrative expenses	16,985		20,091
Professional fees	21,420		22,629
Impairment loss	0		0
Operating expenses	173,692		172,312
NET INCOME (LOSS)	(170,958)		(99,836)
Net income (loss) allocated to general partner	(1,710)		(998)
Net income (loss) allocated to limited partners	(169,248)		(98,838)
Net income (loss) per BAC (in dollars per unit)	$ (0.06)		$ (0.04)
Series Thirty One [Member]
Income
Interest income	750		634
Miscellaneous	28,143		12,014
Revenues	28,893		12,648
Share of income (losses) from operating limited partnerships	624,556	[13]	48,230	[13]
Expenses and loss
Fund management fee	266,630		181,336
Amortization	0		0
General and administrative expenses	22,383		25,030
Professional fees	27,309		28,213
Impairment loss	0		0
Operating expenses	316,322		234,579
NET INCOME (LOSS)	337,127		(173,701)
Net income (loss) allocated to general partner	3,371		(1,737)
Net income (loss) allocated to limited partners	333,756		(171,964)
Net income (loss) per BAC (in dollars per unit)	$ 0.08		$ (0.04)
Series Thirty Two [Member]
Income
Interest income	26,586		1,078
Miscellaneous	25,439		22,800
Revenues	52,025		23,878
Share of income (losses) from operating limited partnerships	3,428	[14]	1,449	[14]
Expenses and loss
Fund management fee	210,694		227,575
Amortization	0		0
General and administrative expenses	22,092		25,714
Professional fees	19,444		22,592
Impairment loss	0		0
Operating expenses	252,230		275,881
NET INCOME (LOSS)	(196,777)		(250,554)
Net income (loss) allocated to general partner	(1,968)		(2,506)
Net income (loss) allocated to limited partners	(194,809)		(248,048)
Net income (loss) per BAC (in dollars per unit)	$ (0.04)		$ (0.05)
Series Thirty Three [Member]
Income
Interest income	572		680
Miscellaneous	6,686		18,943
Revenues	7,258		19,623
Share of income (losses) from operating limited partnerships	0		0
Expenses and loss
Fund management fee	107,019		107,019
Amortization	0		0
General and administrative expenses	15,298		18,291
Professional fees	15,029		18,253
Impairment loss	0		0
Operating expenses	137,346		143,563
NET INCOME (LOSS)	(130,088)		(123,940)
Net income (loss) allocated to general partner	(1,301)		(1,239)
Net income (loss) allocated to limited partners	(128,787)		(122,701)
Net income (loss) per BAC (in dollars per unit)	$ (0.05)		$ (0.05)
Series Thirty Four [Member]
Income
Interest income	80		20
Miscellaneous	65,338		64,547
Revenues	65,418		64,567
Share of income (losses) from operating limited partnerships	176,333	[15]	0	[15]
Expenses and loss
Fund management fee	239,275		258,242
Amortization	0		0
General and administrative expenses	18,159		21,056
Professional fees	21,424		26,851
Impairment loss	0		0
Operating expenses	278,858		306,149
NET INCOME (LOSS)	(37,107)		(241,582)
Net income (loss) allocated to general partner	(371)		(2,416)
Net income (loss) allocated to limited partners	(36,736)		(239,166)
Net income (loss) per BAC (in dollars per unit)	$ (0.01)		$ (0.07)
Series Thirty Five [Member]
Income
Interest income	300		210
Miscellaneous	158,019		69
Revenues	158,319		279
Share of income (losses) from operating limited partnerships	0	[16]	10,700	[16]
Expenses and loss
Fund management fee	149,479		192,645
Amortization	0		0
General and administrative expenses	17,520		20,449
Professional fees	16,994		27,703
Impairment loss	0		0
Operating expenses	183,993		240,797
NET INCOME (LOSS)	(25,674)		(229,818)
Net income (loss) allocated to general partner	(257)		(2,298)
Net income (loss) allocated to limited partners	(25,417)		(227,520)
Net income (loss) per BAC (in dollars per unit)	$ (0.01)		$ (0.07)
Series Thirty Six [Member]
Income
Interest income	957		588
Miscellaneous	23,083		35,148
Revenues	24,040		35,736
Share of income (losses) from operating limited partnerships	0	[17]	1,242,272	[17]
Expenses and loss
Fund management fee	113,457		53,810
Amortization	0		0
General and administrative expenses	14,409		17,049
Professional fees	17,691		35,162
Impairment loss	0		0
Operating expenses	145,557		106,021
NET INCOME (LOSS)	(121,517)		1,171,987
Net income (loss) allocated to general partner	(1,215)		11,720
Net income (loss) allocated to limited partners	(120,302)		1,160,267
Net income (loss) per BAC (in dollars per unit)	$ (0.06)		$ 0.55
Series Thirty Seven [Member]
Income
Interest income	699		927
Miscellaneous	24,920		23,092
Revenues	25,619		24,019
Share of income (losses) from operating limited partnerships	0		0
Expenses and loss
Fund management fee	184,475		186,346
Amortization	0		0
General and administrative expenses	14,603		17,248
Professional fees	14,024		16,241
Impairment loss	0		0
Operating expenses	213,102		219,835
NET INCOME (LOSS)	(187,483)		(195,816)
Net income (loss) allocated to general partner	(1,875)		(1,958)
Net income (loss) allocated to limited partners	(185,608)		(193,858)
Net income (loss) per BAC (in dollars per unit)	$ (0.07)		$ (0.08)
Series Thirty Eight [Member]
Income
Interest income	274		336
Miscellaneous	69,621		53,597
Revenues	69,895		53,933
Share of income (losses) from operating limited partnerships	0		(24,773)
Expenses and loss
Fund management fee	141,801		133,356
Amortization	0		0
General and administrative expenses	15,289		17,975
Professional fees	15,839		20,897
Impairment loss	0		0
Operating expenses	172,929		172,228
NET INCOME (LOSS)	(103,034)		(143,068)
Net income (loss) allocated to general partner	(1,030)		(1,431)
Net income (loss) allocated to limited partners	(102,004)		(141,637)
Net income (loss) per BAC (in dollars per unit)	$ (0.04)		$ (0.06)
Series Thirty Nine [Member]
Income
Interest income	302		511
Miscellaneous	12,956		13,621
Revenues	13,258		14,132
Share of income (losses) from operating limited partnerships	0		(88,925)
Expenses and loss
Fund management fee	119,052		112,877
Amortization	0		0
General and administrative expenses	14,318		16,783
Professional fees	15,484		18,339
Impairment loss	0		31,426
Operating expenses	148,854		179,425
NET INCOME (LOSS)	(135,596)		(254,218)
Net income (loss) allocated to general partner	(1,356)		(2,542)
Net income (loss) allocated to limited partners	(134,240)		(251,676)
Net income (loss) per BAC (in dollars per unit)	$ (0.06)		$ (0.11)
Series Forty [Member]
Income
Interest income	79		82
Miscellaneous	8,278		19,238
Revenues	8,357		19,320
Share of income (losses) from operating limited partnerships	0		(145,154)
Expenses and loss
Fund management fee	178,426		175,622
Amortization	0		0
General and administrative expenses	15,797		18,823
Professional fees	22,069		26,763
Impairment loss	0		159,516
Operating expenses	216,292		380,724
NET INCOME (LOSS)	(207,935)		(506,558)
Net income (loss) allocated to general partner	(2,079)		(5,066)
Net income (loss) allocated to limited partners	(205,856)		(501,492)
Net income (loss) per BAC (in dollars per unit)	$ (0.08)		$ (0.19)
Series Forty One [Member]
Income
Interest income	437		512
Miscellaneous	31,030		0
Revenues	31,467		512
Share of income (losses) from operating limited partnerships	52,000	[18]	(314,199)	[18]
Expenses and loss
Fund management fee	199,676		215,993
Amortization	0		113,304
General and administrative expenses	19,120		21,299
Professional fees	30,074		28,440
Impairment loss	0		686,802
Operating expenses	248,870		1,065,838
NET INCOME (LOSS)	(165,403)		(1,379,525)
Net income (loss) allocated to general partner	(1,654)		(13,795)
Net income (loss) allocated to limited partners	(163,749)		(1,365,730)
Net income (loss) per BAC (in dollars per unit)	$ (0.06)		$ (0.47)
Series Forty Two [Member]
Income
Interest income	392		32,726
Miscellaneous	40,591		716
Revenues	40,983		33,442
Share of income (losses) from operating limited partnerships	(102,342)		(378,764)
Expenses and loss
Fund management fee	185,435		209,045
Amortization	69,160		69,160
General and administrative expenses	20,602		21,755
Professional fees	29,111		29,909
Impairment loss	212,553		1,141,092
Operating expenses	516,861		1,470,961
NET INCOME (LOSS)	(578,220)		(1,816,283)
Net income (loss) allocated to general partner	(5,782)		(18,163)
Net income (loss) allocated to limited partners	(572,438)		(1,798,120)
Net income (loss) per BAC (in dollars per unit)	$ (0.21)		$ (0.66)
Series Forty Three [Member]
Income
Interest income	479		52,044
Miscellaneous	35,722		115
Revenues	36,201		52,159
Share of income (losses) from operating limited partnerships	(280,816)		(364,989)
Expenses and loss
Fund management fee	246,428		268,623
Amortization	66,792		66,792
General and administrative expenses	21,458		23,277
Professional fees	30,652		31,521
Impairment loss	972,475		2,181,276
Operating expenses	1,337,805		2,571,489
NET INCOME (LOSS)	(1,582,420)		(2,884,319)
Net income (loss) allocated to general partner	(15,824)		(28,843)
Net income (loss) allocated to limited partners	(1,566,596)		(2,855,476)
Net income (loss) per BAC (in dollars per unit)	$ (0.43)		$ (0.78)
Series Forty Four [Member]
Income
Interest income	227		894
Miscellaneous	4,696		51
Revenues	4,923		945
Share of income (losses) from operating limited partnerships	(270,876)		(340,390)
Expenses and loss
Fund management fee	224,950		261,770
Amortization	282,800		282,800
General and administrative expenses	21,675		19,326
Professional fees	37,930		45,783
Impairment loss	1,696,224		981,206
Operating expenses	2,263,579		1,590,885
NET INCOME (LOSS)	(2,529,532)		(1,930,330)
Net income (loss) allocated to general partner	(25,295)		(19,303)
Net income (loss) allocated to limited partners	(2,504,237)		(1,911,027)
Net income (loss) per BAC (in dollars per unit)	$ (0.93)		$ (0.71)
Series Forty Five [Member]
Income
Interest income	277		878
Miscellaneous	0		51
Revenues	277		929
Share of income (losses) from operating limited partnerships	(665,720)	[19]	(748,455)	[19]
Expenses and loss
Fund management fee	308,117		318,774
Amortization	17,816		17,816
General and administrative expenses	159,624		25,943
Professional fees	40,844		40,419
Impairment loss	2,293,749		2,475,746
Operating expenses	2,820,150		2,878,698
NET INCOME (LOSS)	(3,485,593)		(3,626,224)
Net income (loss) allocated to general partner	(34,856)		(36,262)
Net income (loss) allocated to limited partners	(3,450,737)		(3,589,962)
Net income (loss) per BAC (in dollars per unit)	$ (0.86)		$ (0.89)
Series Forty Six [Member]
Income
Interest income	450		650
Miscellaneous	0		51
Revenues	450		701
Share of income (losses) from operating limited partnerships	(917,882)		(585,312)
Expenses and loss
Fund management fee	212,997		230,086
Amortization	10,101		18,544
General and administrative expenses	19,020		21,780
Professional fees	24,384		35,149
Impairment loss	1,941,274		2,275,324
Operating expenses	2,207,776		2,580,883
NET INCOME (LOSS)	(3,125,208)		(3,165,494)
Net income (loss) allocated to general partner	(31,252)		(31,655)
Net income (loss) allocated to limited partners	$ (3,093,956)		$ (3,133,839)
Net income (loss) per BAC (in dollars per unit)	$ (1.04)		$ (1.05)

[1]	Includes $9,882,625 and $9,359,210, respectively, in 2014 and 2013 from gain/(loss) on disposal of operating limited partnership.
[2]	Includes $722,000 and $6,402, respectively, in 2014 and 2013 from gain/(loss) on disposal of operating limited partnership.
[3]	Includes $79,000 and $-, respectively, in 2014 and 2013 from gain/(loss) on disposal of operating limited partnership.
[4]	Includes $- and $318,670, respectively, in 2014 and 2013 from gain/(loss) on disposal of operating limited partnership.
[5]	Includes $- and $82,930, respectively, in 2014 and 2013 from gain/(loss)on disposal of operating limited partnership.
[6]	Includes $1,630,062 and $1,793,701, respectively, in 2014 and 2013 from gain/(loss) on disposal of operating limited partnership.
[7]	Includes $- and $3,096,620, respectively, in 2014 and 2013 from gain/(loss) on disposal of operating limited partnership.
[8]	Includes $2,801,657 and $2,007,273, respectively, in 2014 and 2013 from gain/(loss) on disposal of operating limited partnership.
[9]	Includes $2,508,394 and $582,228, respectively, in 2014 and 2013 from gain/(loss) on disposal of operating limited partnership.
[10]	Includes $939,495 and $53,550, respectively, in 2014 and 2013 from gain/(loss) on disposal of operating limited partnership.
[11]	Includes $344,656 and $-, respectively, in 2014 and 2013 from gain/(loss) on disposal of operating limited partnership.
[12]	Includes $- and $72,943, respectively, in 2014 and 2013 from gain/(loss) on disposal of operating limited partnership.
[13]	Includes $624,556 and $48,230, respectively, in 2014 and 2013 from gain/(loss) on disposal of operating limited partnership.
[14]	Includes $3,428 and $1,449, respectively, in 2014 and 2013 from gain/(loss) on disposal of operating limited partnership.
[15]	Includes $176,333 and $-, respectively, in 2014 and 2013 from gain/(loss) on disposal of operating limited partnership.
[16]	Includes $- and $52,500, respectively, in 2014 and 2013 from gain/(loss) on disposal of operating limited partnership.
[17]	Includes $- and $1,242,272, respectively, in 2014 and 2013 from gain/(loss) on disposal of operating limited partnership.
[18]	Includes $52,000 and $-, respectively, in 2014 and 2013 from gain/(loss) on disposal of operating limited partnership.
[19]	Includes $1,044 and $442, respectively, in 2014 and 2013 from gain/(loss) on disposal of operating limited partnership.